Equity-Accounted Investments in Canadian Residential Developments - Ownership Interests and Carrying Values (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 12, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of Equity Accounting Investments [Line Items]
Current assets		$ 251,422	$ 94,410
Non-current assets		8,897,195	7,080,424
Current liabilities		430,365	428,278
Non-current liabilities		5,657,183	5,003,318
Net income		449,527	116,413	[1]
Equity-accounted investments in Canadian residential developments
Disclosure of Equity Accounting Investments [Line Items]
Current assets		18,418	15,197
Non-current assets		712,639	428,828
Current liabilities		28,973	23,412
Non-current liabilities		415,369	214,142
Net assets (liabilities)		286,715	206,471
Tricon's share of net assets		98,675	74,955		$ 55,408
Total investment of affiliates		96,393	73,007
Cumulative fair value adjustments		2,282	1,948
Revenue		368	198
Expenses		(290)	(253)
Fair value gains		24,787	40,629
Net income		24,865	40,574
Tricon's share of net income		8,200	13,378
Joint ventures
Disclosure of Equity Accounting Investments [Line Items]
Current assets		17,511	14,749
Non-current assets		557,655	315,613
Current liabilities		22,959	19,993
Non-current liabilities		349,582	174,418
Net assets (liabilities)		202,625	135,951
Tricon's share of net assets		73,215	53,567
Revenue		368	198
Expenses		(262)	(233)
Fair value gains		11,616	36,696
Net income		11,722	36,661
Tricon's share of net income		$ 4,256	$ 12,204
WDL 3/4/7 LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture		33.00%	33.00%
Current assets		$ 4,011	$ 1,050
Non-current assets		117,115	70,918
Current liabilities		2,466	7,813
Non-current liabilities		63,372	35,454
Net assets (liabilities)		55,288	28,701
Tricon's share of net assets		18,437	9,575
Revenue		5	198
Expenses		(12)	(104)
Fair value gains		3,129	21,742
Net income		3,122	21,836
Tricon's share of net income		$ 1,040	$ 7,279
WDL 8 LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture		33.00%	33.00%
Current assets		$ 7,150	$ 6,659
Non-current assets		176,171	112,488
Current liabilities		13,732	8,083
Non-current liabilities		141,191	88,635
Net assets (liabilities)		28,398	22,429
Tricon's share of net assets		9,473	7,483
Revenue		0	0
Expenses		(10)	(75)
Fair value gains		3,112	15,299
Net income		3,102	15,224
Tricon's share of net income		$ 1,034	$ 5,074
WDL 20 LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture		33.00%	33.00%
Current assets		$ 760	$ 770
Non-current assets		47,401	45,697
Current liabilities		853	24
Non-current liabilities		40,660	43,653
Net assets (liabilities)		6,648	2,790
Tricon's share of net assets		2,223	937
Revenue		0	0
Expenses		0	(2)
Fair value gains		0	0
Net income		0	(2)
Tricon's share of net income		$ 0	$ (1)
DKT B10 LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture		33.00%	33.00%
Current assets		$ 2,359	$ 2,683
Non-current assets		31,398	2,551
Current liabilities		3,228	966
Non-current liabilities		8,786	0
Net assets (liabilities)		21,743	4,268
Tricon's share of net assets		8,825	2,994
Revenue		0	0
Expenses		0	(16)
Fair value gains		6,389	0
Net income		6,389	(16)
Tricon's share of net income		$ 2,130	$ (5)
6-8 Gloucester LP (The Ivy)
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture		47.00%	47.00%
Current assets		$ 913	$ 3,587
Non-current assets		72,332	40,799
Current liabilities		1,737	3,091
Non-current liabilities		32,469	6,676
Net assets (liabilities)		39,039	34,619
Tricon's share of net assets		18,477	16,398
Revenue		0	0
Expenses		0	(2)
Fair value gains		4,231	0
Net income		4,231	(2)
Tricon's share of net income		$ 1,989	$ (1)
Labatt Village Holding LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture		38.00%	38.00%
Current assets		$ 47	$ 0
Non-current assets		0	43,160
Current liabilities		35	16
Non-current liabilities		0	0
Net assets (liabilities)		12	43,144
Tricon's share of net assets		5	16,180
Revenue		0	0
Expenses		(77)	(34)
Fair value gains		(5,245)	(345)
Net income		(5,322)	(379)
Tricon's share of net income		$ (1,997)	(142)
Labatt Village Holding LP | Labatt Village Holding LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture	80.00%
Queen Ontario LP
Disclosure of Equity Accounting Investments [Line Items]
Proportion of ownership interest in joint venture		30.00%
Current assets		$ 2,271
Non-current assets		113,238
Current liabilities		908
Non-current liabilities		63,104
Net assets (liabilities)		51,497
Tricon's share of net assets		15,775
Revenue		363
Expenses		(163)
Fair value gains		0
Net income		200
Tricon's share of net income		60
Associates
Disclosure of Equity Accounting Investments [Line Items]
Current assets		907	448
Non-current assets		154,984	113,215
Current liabilities		6,014	3,419
Non-current liabilities		65,787	39,724
Net assets (liabilities)		84,090	70,520
Tricon's share of net assets		25,460	21,388
Revenue		0	0
Expenses		(28)	(20)
Fair value gains		13,171	3,933
Net income		13,143	3,913
Tricon's share of net income		$ 3,944	$ 1,174
57 Spadina LP (The Taylor)
Disclosure of Equity Accounting Investments [Line Items]
Ownership interest		30.00%	30.00%
Current assets		$ 907	$ 448
Non-current assets		154,984	113,215
Current liabilities		6,014	3,419
Non-current liabilities		65,787	39,724
Net assets (liabilities)		84,090	70,520
Tricon's share of net assets		25,460	21,388
Revenue		0	0
Expenses		(28)	(20)
Fair value gains		13,171	3,933
Net income		13,143	3,913
Tricon's share of net income		$ 3,944	$ 1,174

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.